July 3, 2006
VIA EDGAR and FACSIMILE: 202.942.9585
Eduardo Aleman, Esquire
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	AMDL, Inc.
File No. 001-16695
Proxy Statement/Schedule 14A
Dear Mr. Aleman:
     This letter is being supplied in response to your letter dated June 20, 2006. AMDL, Inc. has filed with the Securities and Exchange Commission (“Commission”) a revised Proxy Statement/Schedule 14A which includes the March 31, 2005 and March 31, 2006 financial information for Jade Pharmaceutical, Inc. (Comment No. 1) and the Management’s Discussion and Analysis disclosure for Jade Pharmaceutical, Inc. for the three months ended March 31, 2006 and March 31, 2005 (Comment No. 2).
     In addition, as we discussed, the charter amendment proposal has been revised to add a reverse stock split which will allow AMDL, Inc. to remain on AMEX. This change has necessitated the execution of the First Amendment to the Stock Purchase and Sale Agreement (an addition to Annex C to the proxy statement) as well as other related non-material disclosures to conform the proxy statement to reflect the reverse split. The entire proxy statement has been updated to a more current date and other edits have been made to ensure accuracy and consistency, correct typographical errors or grammar. A “Marked to Show Changes” copy of the entire filing has been provided for your convenience.
     AMDL, Inc. (the “Company”) acknowledges that:
          (i) The Company is responsible for the adequacy of the disclosure in the Proxy Statement/Schedule 14A;
          (ii) Commission staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and,
AMDL, INC.
2492 Walnut Ave., Suite 100, Tustin, CA 92780
Phone 714-505-4460   FAX 714-505-4464
Web site http://www.amdlcorporate.com E-mail address mkt@amdl.com

Eduardo Aleman, Esquire
Securities and Exchange Commission
July 3, 2006

          (iii) The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

AMDL, INC.

/s/ Gary L. Dreher

Gary L. Dreher, Chief Executive Officer
Enclosures/stated
AMDL, INC.
2492 Walnut Ave., Suite 100, Tustin, CA 92780
Phone 714-505-4460 FAX 714-505-4464
Web site http://www.amdlcorporate.com E-mail address mkt@amdl.com